Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Acquisition consideration payable	$ 295,550
Accrued office expenses	13,535	$ 3,916
Deposits from sales agents and others	6,413	2,179
Accrued telecom and bandwidth fees	3,746	1,654
Payable to employees for proceeds of selling their share-based awards	3,255	651
Accrued professional fees	2,604	1,079
Government subsidy	$ 1,833	456
Payable to 58 Home service providers		$ 1,812
Interest payable	$ 904
Others	8,061	$ 1,324
Total	$ 335,901	$ 13,071